Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2033
MATTHEW 25 FUND
Average Annual Return [Line Items]
Average Annual Return, Percent	22.95%	9.41%	8.73%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.56%	15.03%	12.85%